Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000240309
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares with sales load
Accumulated Value	$ 9,553		$ 10,389	$ 11,259	$ 11,303	$ 12,275	$ 12,691	$ 13,825	$ 12,263	$ 12,920	$ 14,776	$ 15,839
C000240310
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares with sales load
Accumulated Value	10,000		10,876	11,786	11,832	12,850	13,285	14,472	12,837	13,388	15,220	16,176
C000030278
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,876	11,786	11,832	12,850	13,285	14,472	12,837	13,533	15,517	16,674
C000170849
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		10,872	11,795	11,830	12,862	13,286	14,489	12,840	13,538	15,541	16,702
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,016	11,998	12,115	13,130	13,580	15,009	13,244	14,069	16,387	17,724
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		10,743	11,630	11,677	12,568	12,835	14,192	12,603	13,260	15,304	16,453
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,016	11,998	12,115	13,130	13,580	15,009	13,244	14,069	16,387	17,724
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		10,743	11,630	11,677	12,568	12,835	14,192	12,603	13,260	15,304	16,453
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,016	11,998	12,115	13,130	13,580	15,009	13,244	14,069	16,387	17,724
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	10,000		10,743	11,630	11,677	12,568	12,835	14,192	12,603	13,260	15,304	16,453
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Corporate High Yield 2% Issuer Capped Index
Accumulated Value	10,000		11,016	11,998	12,115	13,130	13,580	15,009	13,244	14,069	16,387	17,724
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper High Yield Funds Average
Accumulated Value	$ 10,000		$ 10,743	$ 11,630	$ 11,677	$ 12,568	$ 12,835	$ 14,192	$ 12,603	$ 13,260	$ 15,304	$ 16,453